TECHNICAL RESERVES, INSURANCE CLAIMS RESERVES AND UNEARNED PREMIUMS (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	S/ 7,443,760		S/ 6,786,189
Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	6,226,648		5,680,490
General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	998,434		900,183
Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	218,678		205,516
Direct claim reserve [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	1,180,852		937,997
Direct claim reserve [Member] | Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	626,871		551,516
Direct claim reserve [Member] | General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	484,608		325,748
Direct claim reserve [Member] | Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	69,373		60,733
Technical claim reserve [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	6,262,908	[1]	5,848,192	[1]	S/ 5,481,953
Technical claim reserve [Member] | Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	5,599,777	[1]	5,128,974	[1]	4,755,154
Technical claim reserve [Member] | General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	513,826	[1]	574,435	[1]	582,453
Technical claim reserve [Member] | Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	S/ 149,305	[1]	S/ 144,783	[1]	S/ 144,346

[1]	At December 31, 2017, the life insurance technical reserves include the mathematical reserves of life annuities amounting to S/3,514.4 million (S/3,241.2 million at December 31, 2016).